Segment information (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplier G
Supplier accounting for more than 5% of Group's purchases	5	0	0
Supplier H
Supplier accounting for more than 5% of Group's purchases	0	0	12
Supplier A
Supplier accounting for more than 5% of Group's purchases	33	42	30
Supplier B
Supplier accounting for more than 5% of Group's purchases	21	13	10
Supplier C
Supplier accounting for more than 5% of Group's purchases	6	6	9
Supplier D
Supplier accounting for more than 5% of Group's purchases	5	6	6
Supplier E
Supplier accounting for more than 5% of Group's purchases	0	5	5
Supplier F
Supplier accounting for more than 5% of Group's purchases	5	0	0